PROPERTY, PLANT AND EQUIPMENT - DISCONTINUED OPERATIONS (Details) CAD in Millions, $ in Millions	1 Months Ended		12 Months Ended
	Mar. 31, 2014 USD ($)	Mar. 31, 2014 CAD	Dec. 31, 2016 CAD	Dec. 31, 2015 CAD	Dec. 31, 2014 CAD
DISCONTINUED OPERATIONS
Gain on sale			CAD 848	CAD 94	CAD 38
Offshore assets within the Stingray corridor | Disposed of by Sale
DISCONTINUED OPERATIONS
Cash proceeds from sale of assets	$ 10	CAD 11
Gain on sale	63	70
Amount of disposition of net liabilities held for sale	$ 53	CAD 59
Offshore assets within the Stingray corridor | Held-for-sale
DISCONTINUED OPERATIONS
Revenues presented as discontinued operations					CAD 4